Revenue and other operating income - Revenue from contracts with customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue and other operating income
Revenue	$ 119,911	$ 105,824	$ 216,934	$ 212,755
In-game purchases
Revenue and other operating income
Revenue	114,438	99,190	206,672	197,807
Advertising
Revenue and other operating income
Revenue	5,470	$ 6,634	10,253	$ 14,948
Licensing
Revenue and other operating income
Revenue	$ 3		$ 9